Condensed Consolidated Statements of Equity (Q2) - USD ($)	Total	Common Stock Common Class C	Common Stock Common Class S	Additional Paid-in Capital	Cumulative Distributions and Net Losses	Total Stockholders' Equity	Noncontrolling Interests in the Operating Partnership
Beginning balance (in shares) at Dec. 31, 2018		4,314,431	5,865
Beginning balance at Dec. 31, 2018	$ 103,092,769	$ 12,943	$ 18	$ 119,247,245	$ (16,167,437)	$ 103,092,769	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		1,286,660	56,337
Issuance of common stock	40,908,373	$ 3,860	$ 169	40,904,344		40,908,373
Stock compensation expense (in shares)		10,335
Stock compensation expense	315,000	$ 31		314,969		315,000
Offering costs	(1,716,672)			(1,716,672)		(1,716,672)
Reclassification to redeemable common stock	(7,484,065)			(7,484,065)		(7,484,065)
Distributions declared	(10,585,519)				(10,585,519)	(10,585,519)
Net loss	(4,415,992)				(4,415,992)	(4,415,992)
Ending balance (in shares) at Dec. 31, 2019		7,882,489	62,202
Ending balance at Dec. 31, 2019	240,172,562	$ 7,882	$ 62	220,730,566	(31,168,948)	189,569,562	50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		486,043	993
Issuance of common stock	14,092,239	$ 486	$ 1	14,091,752		14,092,239
Stock compensation expense (in shares)		4,227
Stock compensation expense	129,583	$ 4		129,579		129,583
Class OP Units compensation expense	177,567			177,567		177,567
Offering costs	(822,921)			(822,921)		(822,921)
Reclassification to redeemable common stock	4,393,863			4,393,863		4,393,863
Repurchase of common stock (in shares)		(327,047)	(645)
Repurchase of common stock	(9,987,775)	$ (327)	$ 0	(9,987,448)		(9,987,775)
Distributions declared	(7,459,393)				(7,459,393)	(7,459,393)
Net loss	(51,033,196)				(51,033,196)	(51,033,196)
Ending balance (in shares) at Jun. 30, 2020		8,045,711	62,550
Ending balance at Jun. 30, 2020	189,662,529	$ 8,045	$ 63	228,712,958	(89,661,537)	139,059,529	50,603,000
Beginning balance (in shares) at Dec. 31, 2019		7,882,489	62,202
Beginning balance at Dec. 31, 2019	240,172,562	$ 7,882	$ 62	220,730,566	(31,168,948)	189,569,562	50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		665,285	1,509
Issuance of common stock	17,867,390	$ 1,996	$ 5	17,865,389		17,867,390
Stock compensation expense (in shares)		16,786
Stock compensation expense	393,333	$ 50		393,283		393,333
Class OP Units compensation expense	355,134			355,134		355,134
Offering costs	(1,205,317)			(1,205,317)		(1,205,317)
Reclassification to redeemable common stock	3,723,565			3,723,565		3,723,565
Distributions declared	(11,701,828)				(11,701,828)	(11,701,828)
Net loss	(49,141,910)				(49,141,910)	(49,141,910)
Ending balance (in shares) at Dec. 31, 2020		7,874,541	62,860
Ending balance at Dec. 31, 2020	182,886,668	$ 7,874	$ 63	224,288,417	(92,012,686)	132,283,668	50,603,000
Beginning balance (in shares) at Mar. 31, 2020		7,886,899	62,547
Beginning balance at Mar. 31, 2020	191,294,801	$ 7,887	$ 63	224,865,187	(84,181,336)	140,691,801	50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		185,182	648
Issuance of common stock	4,851,043	$ 185	$ 1	4,850,857		4,851,043
Stock compensation expense (in shares)		2,272
Stock compensation expense	70,000	$ 2		69,998		70,000
Class OP Units compensation expense	88,784			88,784		88,784
Offering costs	(265,270)			(265,270)		(265,270)
Repurchase of common stock (in shares)		(28,641)	(645)
Repurchase of common stock	(896,628)	$ (29)	$ (1)	(896,598)		(896,628)
Distributions declared	(3,270,291)				(3,270,291)	(3,270,291)
Net loss	(2,209,910)				(2,209,910)	(2,209,910)
Ending balance (in shares) at Jun. 30, 2020		8,045,711	62,550
Ending balance at Jun. 30, 2020	189,662,529	$ 8,045	$ 63	228,712,958	(89,661,537)	139,059,529	50,603,000
Beginning balance (in shares) at Dec. 31, 2020		7,874,541	62,860
Beginning balance at Dec. 31, 2020	182,886,668	$ 7,874	$ 63	224,288,417	(92,012,686)	132,283,668	50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		203,157	471
Issuance of common stock	4,561,611	$ 203		4,561,408		4,561,611
Stock compensation expense (in shares)		8,521
Stock compensation expense	201,250	$ 9		201,241		201,250
Class OP Units compensation expense	1,191,732			1,191,732		1,191,732
Offering costs	(810,632)			(810,632)		(810,632)
Reclassification to redeemable common stock	(1,068,807)			(1,068,807)		(1,068,807)
Repurchase of common stock (in shares)		(595,805)
Repurchase of common stock	(13,046,857)	$ (596)		(13,046,261)		(13,046,857)
Distributions declared	(3,968,187)				(3,968,187)	(3,968,187)
Net loss	(1,905,491)				(1,905,491)	(1,905,491)
Ending balance (in shares) at Jun. 30, 2021		7,490,414	63,331
Ending balance at Jun. 30, 2021	168,041,287	$ 7,490	$ 63	215,317,098	(97,886,364)	117,438,287	50,603,000
Beginning balance (in shares) at Mar. 31, 2021		7,524,210	63,101
Beginning balance at Mar. 31, 2021	172,146,694	$ 7,524	$ 63	216,444,117	(94,908,010)	121,543,694	50,603,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		75,600	230
Issuance of common stock	1,804,545	$ 76		1,804,469		1,804,545
Stock compensation expense (in shares)		4,470
Stock compensation expense	110,000	$ 4		109,996		110,000
Class OP Units compensation expense	657,087			657,087		657,087
Offering costs	(400,788)			(400,788)		(400,788)
Reclassification to redeemable common stock	(626,133)			(626,133)		(626,133)
Repurchase of common stock (in shares)		(113,866)
Repurchase of common stock	(2,671,764)	$ (114)		(2,671,650)		(2,671,764)
Distributions declared	(1,976,511)				(1,976,511)	(1,976,511)
Net loss	(1,001,843)				(1,001,843)	(1,001,843)
Ending balance (in shares) at Jun. 30, 2021		7,490,414	63,331
Ending balance at Jun. 30, 2021	$ 168,041,287	$ 7,490	$ 63	$ 215,317,098	$ (97,886,364)	$ 117,438,287	$ 50,603,000